WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 75.2%
125,324	iShares Core MSCI Europe ETF	$ 6,605,828
16,769	iShares MSCI Australia ETF	376,464
16,675	iShares MSCI Emerging Markets ETF	659,663
12,333	iShares MSCI France ETF	463,351
58,098	iShares MSCI Italy ETF	1,916,072
10,233	iShares MSCI Switzerland ETF	464,783
23,907	iShares Russell 2000 ETF	4,295,132
57,122	SPDR S&P 500 ETF Trust	26,070,480
12,978	Vanguard S&P 500 ETF	5,442,973
32,100	Vanguard Small-Cap ETF	6,241,203
		52,535,949
	FIXED INCOME - 23.9%
166,100	iShares 0-3 Month Treasury Bond ETF	16,731,253

	TOTAL EXCHANGE-TRADED FUNDS (Cost $60,728,731)	69,267,202

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
720,992	First American Treasury Obligations Fund, Class X, 5.27% (Cost $720,992)(a)	720,992

	TOTAL INVESTMENTS - 100.1% (Cost $61,449,723)	$ 69,988,194
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(80,442)
	NET ASSETS - 100.0%	$ 69,907,752

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt